Accrued Expenses - Summary of Accrued Expenses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Repairs and maintenance	¥ 4,806	¥ 5,290
Jet fuel costs	1,345	1,530
Salaries and welfare	3,362	2,851
Landing and navigation fees	2,757	2,327
Computer reservation services	541	436
Provision for major overhauls (Note 44)	562	768
Interest expense	740	844
Air catering expenses	148	504
Provision for early retirement benefits (Note 45)	4	7
Others	1,105	590
Accrued expenses	¥ 15,370	¥ 15,147